COST OF SALES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
COST OF SALES

15. COST OF SALES

Cost of sales excluding depletion, depreciation and amortization are costs that directly relate to production and generation of revenues at the operating segments. Significant components of cost of sales are comprised of the following:

	Year ended December 31,
	2025	2024 (1)
	$	$
Consumables and materials	16,120	18,527
Energy	3,219	4,502
Insurance	3,796	3,236
Mining and plant maintenance costs	85,272	90,851
Ore and concentrate purchase costs	56,166	46,610
Other costs	(672)	895
Production Costs	163,901	164,621
Transportation and other selling costs	23,698	23,551
Mining royalties expense	10,246	11,713
Finished goods inventory changes	1,648	6,170
Cost of sales	199,493	206,055

(1)	Mine royalty expense relates to the mining royalty due to the Bolivian government as a result of mining operations at the Sinchi Wayra and Illapa businesses.